SHORT-TERM NOTES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Debt Disclosure [Abstract]
Short term debt	$ 1,200,000	$ 615,000	$ 65,000	$ (74,682)